REVENUE - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 28, 2019	Dec. 29, 2018	Sep. 29, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 30, 2017	Sep. 30, 2017	Jul. 01, 2017	Apr. 01, 2017	Sep. 28, 2019	Sep. 29, 2018	Dec. 29, 2018	Dec. 30, 2017	Dec. 31, 2016
Disaggregation of Revenue [Line Items]
Net sales	$ 229,125	$ 241,179	$ 196,109	$ 206,288	$ 135,257	$ 202,099	$ 183,032	$ 148,407	$ 105,701	$ 616,132	$ 537,654	$ 778,833	$ 639,239	$ 818,914
Sales Revenue | Customer Concentration Risk | One customer
Disaggregation of Revenue [Line Items]
Customer concentration	15.00%		19.00%							16.00%	17.00%
United States
Disaggregation of Revenue [Line Items]
Net sales	$ 221,501		$ 191,276							$ 591,147	$ 527,348	$ 761,880	$ 635,195	$ 818,914
International
Disaggregation of Revenue [Line Items]
Net sales	7,624		4,833							24,985	10,306
Coolers & Equipment
Disaggregation of Revenue [Line Items]
Net sales	97,843		86,665							266,551	240,007
Drinkware
Disaggregation of Revenue [Line Items]
Net sales	126,368		104,049							334,278	280,703
Customer concentration												89.00%
Other
Disaggregation of Revenue [Line Items]
Net sales	4,914		5,395							15,303	16,944
Wholesale
Disaggregation of Revenue [Line Items]
Net sales	136,198		124,958							378,982	360,731
Direct-to-consumer
Disaggregation of Revenue [Line Items]
Net sales	$ 92,927		$ 71,151							$ 237,150	$ 176,923